UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005


Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):  [ ]  is a restatement.

                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Attorney-in-Fact (1)
Phone:            212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta              New York, New York        November 14, 2005
---------------------------         ------------------        -----------------
[Signature]                         [City, State]             [Date]

(1) Signed pursuant to a Power of Attorney, dated as of June 16, 2005, granted by Mr. George Soros included as an Exhibit to this Form 13F.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



                Form 13F File Number           Name
                --------------------           -----

                   028-06420                 Soros Fund Management LLC

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                   0
                                              --------

Form 13F Information Table Entry Total:              6
                                              --------

Form 13F Information Table Value Total:       $128,298
                                              --------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                              GEORGE SOROS
                                        FORM 13F INFORMATION TABLE
                                     QUARTER ENDED September 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                         Title             Fair Market Value  Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class Cusip      (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers Sole Shared None
------                   -------- -----     --------------    ---------   ---  ----  ---- ------- -----   -------- ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER
MINES LTD                ORD      G04074103   $     6,160      392,136    SH           X                             X
-----------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC              COM      096227103   $       265      172,995    SH           X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES
HLDGS C                  COM NEW  457985208   $    23,381      611,113    SH           X                             X
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP        COM      477143101   $    31,196    1,772,483    SH           X                             X
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP        COM      477143101   $    66,725    3,791,175    SH                        X                      X
-----------------------------------------------------------------------------------------------------------------------------------
SOURCE INTERLINK
COS INC                  COM NEW  836151209   $       571       51,629    SH           X                             X
-----------------------------------------------------------------------------------------------------------------------------------

                     Total MV (in thousands): $128,298
                     ------------------------------------
